Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2021
Equity Method Investment [Abstract]
Equity Method Investments [Table Text Block]
Below is a table of equity investment activity (in thousands):

	Year Ended December 31,
	2021	2020
Beginning balance	$24,116	$173,298
Partial sale of investment in Scorpio Tankers	—	(42,711)
Gain (loss) from change in fair value of investment in Scorpio Tankers	3,491	(106,471)
Equity investments at fair value	$27,607	$24,116
Dividend income from Scorpio Tankers common stock	$862	$1,087

Equity Investment, Summarized Financial Information [Table Text Block]
The following table represents summarized information regarding the Company’s equity investee as of December 31, 2021 and 2020 (in thousands):

	December 31, 2021	December 31, 2020
Total revenues	$540,786	$915,892
Operating (loss) income	(90,508)	245,334
Net (loss) income	(234,435)	94,124

Current assets	$289,227	$242,219
Non-current assets	4,724,742	4,916,405
Total assets	$5,013,969	$5,158,624
Current liabilities	$527,841	$406,175
Non-current liabilities	2,649,200	2,686,681
Total liabilities	$3,177,041	$3,092,856